Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 13.1%
2,787		Activision Blizzard, Inc.	$147,488	0.0
20,409	(1)	Alphabet, Inc. - Class A	24,922,246	3.3
20,717	(1)	Alphabet, Inc. - Class C	25,254,023	3.4
6,395	(1)	Charter Communications, Inc.	2,635,507	0.4
144,284		Comcast Corp. – Class A	6,504,323	0.9
17,845	(1)	Electronic Arts, Inc.	1,745,598	0.2
162,896	(1)	Facebook, Inc. - Class A	29,008,520	3.8
28,708	(1)	Netflix, Inc.	7,682,835	1.0
11,123	(1)	T-Mobile US, Inc.	876,159	0.1
			98,776,699	13.1

		Consumer Discretionary: 14.0%
28,028	(1)	Amazon.com, Inc.	48,654,086	6.4
2,891	(1)	Booking Holdings, Inc.	5,673,906	0.8
54,081		eBay, Inc.	2,108,077	0.3
42,821		Home Depot, Inc.	9,935,328	1.3
11,107		Las Vegas Sands Corp.	641,540	0.1
53,405		Lowe's Cos, Inc.	5,872,414	0.8
18,690		Marriott International, Inc.	2,324,475	0.3
8,420		McDonald's Corp.	1,807,858	0.2
84,071		Nike, Inc.	7,895,948	1.0
24,495		Ross Stores, Inc.	2,690,776	0.4
81,563		Starbucks Corp.	7,211,800	1.0
1,800		Target Corp.	192,438	0.0
9,575	(1),(2)	Tesla, Inc.	2,306,330	0.3
82,736		TJX Cos., Inc.	4,611,705	0.6
20,945		VF Corp.	1,863,896	0.2
18,535		Yum! Brands, Inc.	2,102,425	0.3
			105,893,002	14.0

		Consumer Staples: 5.3%
62,228		Altria Group, Inc.	2,545,125	0.3
178,200		Coca-Cola Co.	9,701,208	1.3
29,948		Costco Wholesale Corp.	8,628,318	1.1
14,629		Estee Lauder Cos., Inc.	2,910,440	0.4
26,306	(1)	Monster Beverage Corp.	1,527,326	0.2
80,197		PepsiCo, Inc.	10,995,009	1.5
9,772		Procter & Gamble Co.	1,215,441	0.2
32,476		Sysco Corp.	2,578,595	0.3
			40,101,462	5.3

		Financials: 2.8%
26,015		American Express Co.	3,077,054	0.4
15,943		Aon PLC	3,086,087	0.4
47,802		Charles Schwab Corp.	1,999,558	0.3
15,083		Intercontinental Exchange, Inc.	1,391,708	0.2
30,326		Marsh & McLennan Cos., Inc.	3,034,116	0.4
11,192		Moody's Corp.	2,292,457	0.3
12,985		Progressive Corp.	1,003,091	0.1
16,761		S&P Global, Inc.	4,106,110	0.5
16,177		TD Ameritrade Holding Corp.	755,466	0.1
2,887		Travelers Cos, Inc.	429,268	0.1
			21,174,915	2.8

		Health Care: 14.0%
50,823		Abbott Laboratories	4,252,360	0.6
100,791		AbbVie, Inc.	7,631,894	1.0
11,122	(1)	Alexion Pharmaceuticals, Inc.	1,089,289	0.1
37,597		Amgen, Inc.	7,275,395	1.0
5,120		Anthem, Inc.	1,229,312	0.2
15,445		Baxter International, Inc.	1,350,974	0.2
1,551		Becton Dickinson & Co.	392,341	0.0
4,300	(1)	Biogen, Inc.	1,001,126	0.1
94,605	(1)	Boston Scientific Corp.	3,849,477	0.5
45,709		Bristol-Myers Squibb Co.	2,317,903	0.3
47,894	(1)	Celgene Corp.	4,755,874	0.6
7,764		Cigna Corp.	1,178,497	0.2
2,299		Danaher Corp.	332,045	0.0
14,138	(1)	Edwards Lifesciences Corp.	3,109,088	0.4
58,619		Eli Lilly & Co.	6,555,363	0.9
12,518		Gilead Sciences, Inc.	793,391	0.1
10,973		HCA Healthcare, Inc.	1,321,369	0.2
3,943		Humana, Inc.	1,008,107	0.1
9,996	(1)	Illumina, Inc.	3,040,983	0.4
7,806	(1)	Intuitive Surgical, Inc.	4,214,694	0.6
27,341		Johnson & Johnson	3,537,379	0.5
166,440		Merck & Co., Inc.	14,010,919	1.9
1,147	(1)	Regeneron Pharmaceuticals, Inc.	318,178	0.0
23,373		Stryker Corp.	5,055,580	0.7
18,506		Thermo Fisher Scientific, Inc.	5,390,243	0.7
64,421		UnitedHealth Group, Inc.	13,999,972	1.8
17,468	(1)	Vertex Pharmaceuticals, Inc.	2,959,428	0.4
32,630		Zoetis, Inc.	4,065,372	0.5
			106,036,553	14.0

		Industrials: 7.9%
29,169		3M Co.	4,795,384	0.6
36,075		Boeing Co.	13,725,455	1.8
2,900		Caterpillar, Inc.	366,299	0.0
18,663		CSX Corp.	1,292,786	0.2
2,385		Deere & Co.	402,302	0.1
7,978		Delta Air Lines, Inc.	459,533	0.1
3,630		Emerson Electric Co.	242,702	0.0
1,164		General Dynamics Corp.	212,698	0.0
23,917		Honeywell International, Inc.	4,046,756	0.5
22,106		Illinois Tool Works, Inc.	3,459,368	0.5
16,853		Lockheed Martin Corp.	6,573,681	0.9
2,428		Norfolk Southern Corp.	436,214	0.1
10,784		Northrop Grumman Corp.	4,041,735	0.5
11,817		Raytheon Co.	2,318,377	0.3
1,081		Roper Technologies, Inc.	385,484	0.1
19,571		Southwest Airlines Co.	1,057,030	0.1
1,349	(1),(2)	Uber Technologies, Inc.	41,104	0.0
48,260		Union Pacific Corp.	7,817,155	1.0
47,591		United Parcel Service, Inc. - Class B	5,702,354	0.8

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
22,633		Waste Management, Inc.	$2,602,795	0.3
			59,979,212	7.9

		Information Technology: 38.5%
43,442		Accenture PLC	8,356,069	1.1
33,190	(1)	Adobe, Inc.	9,168,738	1.2
3,381		Analog Devices, Inc.	377,759	0.1
308,189		Apple, Inc.	69,025,090	9.1
34,127		Applied Materials, Inc.	1,702,937	0.2
11,583	(1)	Autodesk, Inc.	1,710,809	0.2
29,651		Automatic Data Processing, Inc.	4,786,265	0.6
26,326		Broadcom, Inc.	7,267,819	1.0
292,016		Cisco Systems, Inc.	14,428,511	1.9
2,924		Cognizant Technology Solutions Corp.	176,215	0.0
7,469	(1)	Dell Technologies, Inc.	387,342	0.1
25,436		Fidelity National Information Services, Inc.	3,376,883	0.5
5,234		HP, Inc.	99,027	0.0
36,574		International Business Machines Corp.	5,318,591	0.7
16,961		Intuit, Inc.	4,510,608	0.6
61,183		Mastercard, Inc. - Class A	16,615,467	2.2
510,294		Microsoft Corp.	70,946,175	9.4
39,768		Nvidia Corp.	6,922,416	0.9
152,812		Oracle Corp.	8,409,244	1.1
80,078	(1)	PayPal Holdings, Inc.	8,295,280	1.1
82,879		Qualcomm, Inc.	6,322,010	0.8
55,864	(1)	Salesforce.com, Inc.	8,292,452	1.1
12,693	(1)	ServiceNow, Inc.	3,222,118	0.4
63,901		Texas Instruments, Inc.	8,258,565	1.1
118,579		Visa, Inc. - Class A	20,396,774	2.7
5,229		VMware, Inc.	784,664	0.1
10,861	(1)	Workday, Inc.	1,845,936	0.3
			291,003,764	38.5

		Materials: 1.0%
2,129		Air Products & Chemicals, Inc.	472,340	0.1
17,177		Ecolab, Inc.	3,401,733	0.4
5,221		PPG Industries, Inc.	618,741	0.1
5,648		Sherwin-Williams Co.	3,105,666	0.4
4,054		Southern Copper Corp.	138,363	0.0
			7,736,843	1.0

		Real Estate: 2.5%
29,934		American Tower Corp.	6,619,305	0.9
28,250		Crown Castle International Corp.	3,927,033	0.5
5,709		Equinix, Inc.	3,292,951	0.4
7,631		Public Storage, Inc.	1,871,655	0.3
18,546		Simon Property Group, Inc.	2,886,685	0.4
			18,597,629	2.5

	Total Common Stock
	(Cost $294,231,602)		749,300,079	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Repurchase Agreements: 0.3%
386,698	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $386,722, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $394,432, due 10/10/19-05/15/45)	386,698	0.1
1,000,000	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	0.1
			2,386,698	0.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.9%
6,818,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $6,818,000)	6,818,000	0.9

	Total Short-Term Investments
	(Cost $9,204,698)	9,204,698	1.2

	Total Investments in Securities (Cost $303,436,300)	$758,504,777	100.3
	Liabilities in Excess of Other Assets	(2,341,510)	(0.3)
	Net Assets	$756,163,267	100.0

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$749,300,079	$–	$–	$749,300,079
Short-Term Investments	6,818,000	2,386,698	–	9,204,698
Total Investments, at fair value	$756,118,079	$2,386,698	$–	$758,504,777
Liabilities Table
Other Financial Instruments+
Futures	$(41,516)	$–	$–	$(41,516)
Total Liabilities	$(41,516)	$–	$–	$(41,516)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	52	12/20/19	$7,744,100	$(41,516)
			$7,744,100	$(41,516)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $303,506,504.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$459,179,157
Gross Unrealized Depreciation	(4,222,400)
Net Unrealized Appreciation	$454,956,757